Document and Entity Information	Jun. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Form 8-K/A”) amends and supplements the second Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on June 21, 2022 (the “Original Form 8-K”) by TRACON Pharmaceuticals, Inc. (the “Company”). The Company disclosed its entry into a securities purchase agreement on June 21, 2022 on the Original Form 8-K. This Form 8-K/A is being filed solely for the purpose of filing Exhibits 5.1 and 23.1 (contained in Exhibit 5.1) to the Original Form 8-K, as amended by this Form 8-K/A. No other modifications to the Original Form 8-K are being made by this Form 8-K/A. This Form 8-K/A speaks as of the original filing date of the Original Form 8-K, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the Original Form 8-K, except as otherwise set forth in this Form 8-K/A. Unless filed herewith, references to the exhibits in this Form 8-K/A are references to the exhibits filed with the Original Form 8-K.
Document Period End Date	Jun. 21, 2022
Entity Registrant Name	TRACON Pharmaceuticals, Inc.
Entity Tax Identification Number	34-2037594
Entity Central Index Key	0001394319
Entity Emerging Growth Company	false
Entity File Number	001-36818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4350 La Jolla Village Drive
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	858
Local Phone Number	550-0780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TCON
Security Exchange Name	NASDAQ